Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Cash	$ 410,104
Restricted cash	1,200
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Total	411,304
Predecessor
Cash	410,104
Restricted cash	1,200
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Total	$ 411,304	$ 321,737	$ 353,798